Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 61,285	$ 7,389
Accounts receivable (note 6)	4,086	11,882
Income tax receivable	9,214	8,091
Inventories (note 7)	7,532	12,028
Prepaids	12,733	1,452
Total current assets	94,850	40,842
Long-term income tax receivable		117
Other long-term assets (note 8)	1,170	411
Capital assets (note 9)	21,471	41,113
Right-of-use assets (note 10)	33,254	39,149
Intangible assets (note 11)	13,846	19,803
Deferred tax assets (note 26)	507	606
Total assets	165,098	102,892
Current liabilities
Accounts payable and accrued liabilities (note 13)	22,808	31,855
Deferred revenues		507
Current portion of lease liabilities (note 14)	8,290
Warrant liability (note 15)		157
Current portion of long-term debt (note 16)	165	3,211
Total current liabilities	31,263	35,730
Long-term portion of deferred revenues		170
Long-term portion of lease liabilities (note 14)	29,947
Long-term portion of operating and finance lease inducements and obligations (note 17)		1,850
Other long-term liabilities (note 18)	285	5,695
Long-term debt (note 16)	8,669	122,593
Total liabilities	70,164	166,038
EQUITY
Share capital (note 19a)	932,951	583,117
Contributed surplus (note 19b)	43,532	21,923
Warrants (note 19c)	95,856	95,296
Accumulated other comprehensive loss	(3,099)	(1,252)
Deficit	(967,051)	(755,688)
Equity (deficiency) attributable to owners of the parent	102,189	(56,604)
Non-controlling interests (note 20)	(7,255)	(6,542)
Total equity (deficiency)	94,934	(63,146)
Total liabilities and equity	$ 165,098	$ 102,892